Cash and Cash Equivalents	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents
Cash and Cash Equivalents

10.Cash and Cash Equivalents

The components of cash and cash equivalents are reflected in the table below:

	As of
	March 31, 2022	December 31, 2021
	$’000	$’000
Cash in hand and at banks	274,978	262,276
Short term investment funds	—	—
Restricted cash	—	305
	274,978	262,581

The Group’s short term investment funds are highly liquid, redeemable within 90 days at a known amount of cash and are subject to an insignificant risk of change in value and therefore meet the definition of a cash equivalent.

24.Cash and Cash Equivalents

The components of cash and cash equivalents are reflected in the table below:

	As of December 31,
	2021	2020
	$’000	$’000
Cash in hand and at banks	262,276	97,757
Short term investment funds	—	4,000
Restricted cash	305	—
	262,581	101,757

The Group’s short term investment funds are highly liquid, redeemable within 90 days at a known amount of cash and are subject to an insignificant risk of change in value and therefore meet the definition of a cash equivalent.